Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure
The Company's operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense
	Years ended December 31,
	2016	2015	Lease Term
Warehouse, office space and other	$11,222	$11,632	1 - 15 years
Wireless towers, spectrum and other	4,732	3,509	1 - 10 years
Total Rent Expense	$15,954	$15,141

Future Minimum Lease Payments
As of December 31, 2016, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2017	$17,452	$10,513	$27,965
2018	15,322	6,117	21,439
2019	14,998	2,049	17,047
2020	13,521	17	13,538
2021	13,086	—	13,086
Thereafter	47,634	—	47,634
Amounts representing interest	—	(963)	(963)
Total lease payments	$122,013	$17,733	$139,746